REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors
Bolton Securities Corporation

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of Bolton Securities Corporation (the "Company") as of December 31, 2022, and the related statements of operations, changes in stockholder's equity and cash flows for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of Bolton Securities Corporation as of December 31, 2022, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Companys management. Our responsibility is to express an opinion on the Companys financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Auditor's Report on Supplemental Information

The information in Schedule I (the "supplemental information") has been subjected to audit procedures performed in conjunction with the audit of the Companys financial statements. The supplemental information is the responsibility of the Companys management. Our audit procedures included determining whether the supplemental information reconciles to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental information. In forming our opinion on the supplemental information, we evaluated whether the supplemental information, including its form and content, is presented in conformity with 17 C.F.R. 240.17a-5. In our opinion, the supplemental
information in Schedule I   is fairly stated, in all material
respects, in relation to the financial statements as a whole.

We have served as Bolton Securities Corporation?s auditor since
2014.


Frankfort, Illinois
March 7, 2023




Phone:708.489.1680 Fax:847.750.0490  dscpagroup.com
20646 Abbey Woods Ct N, Suite 201 Frankfort, IL 60423






BOLTON SECURITIES CORPORATION

STATEMENT OF FINANCIAL CONDITION

DECEMBER 31, 2022



ASSETS

Cash and cash equivalents				$ 1,428,204
Receivables other					1,000
Receivables related party				6,101
Prepaid expenses                                       117,945



TOTAL ASSETS                                 $ 1,553,250




LIABILITIES AND STOCKHOLDERS EQUITY

LIABILITIES
Accounts payable and accrued expenses           $   33,845
Accounts payable  related party                    357,621
Accrued income taxes				19,251
Commissions payable				5,730
Deferred revenue				47,548


Total Liabilities                            $  463,995



STOCKHOLDERS EQUITY
Common stock, $.01 par value; authorized
3,000 shares; issued and outstanding
100 shares                                    $        1
Additional paid in capital                           28,920
Retained earnings                                1,060,334

Total Stockholders Equity                   $ 1,089,255



TOTAL LIABILITIES AND STOCKHOLDERS EQUITY   $ 1,553,250



STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022





REVENUE
Fee based revenues                               $ 33,800,327
Other income                                          117,193

Total Revenue                            $ 33,917,520




EXPENSES
Commissions                                      $ 29,875,189
Occupancy  related party                             480,000
Other operating expenses                              230,404
Other operating expenses  related party            3,729,199



Total Expenses                         		 $ 34,314,792

Loss Before Income Tax Provision                  $   (397,272)

Provision for Income Tax                          $     17,716

NET LOSS                            		  $   (414,988)



STATEMENT OF CHANGES IN STOCKHOLDER?S EQUITY

YEAR ENDED DECEMBER 31, 2022






			Additional			Total
		Common	Paid In		Retained	Stockholders
		Stock	Capital		Earnings	Equity

Balance- Beginning
of Year       $      1 $   28,920  	$1,475,322  	$ 1,504,243

Net Loss                                (414,988)     (414,988)


BALANCE-END
OF YEAR       $      1 $   28,920  	$1,060,334  	$ 1,089,255



STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2022




Cash Flows from Operating Activities
Net Loss                                     $   (414,988)
Adjustments:
Decrease in receivables  other                      354
Increase in receivables  related party           (6,101)
Increase in prepaid expenses                    (114,993)
Increase in accounts payable and accrued
expenses                                          513
Increase in accounts payable  related party      84,887
Decrease in accrued income taxes                (185,349)
Increase in commissions payable                    5,730
Increase in deferred revenue                      47,548

Net Cash Flow Used in
Operating Activities                             $  (582,399)


Net Decrease in Cash
and Cash Equivalents                             $  (582,399)


Cash and Cash Equivalents Balance
at December 31, 2021                             $ 2,010,603


Cash and Cash Equivalents Balance
at December 31, 2022                             $ 1,428,204





NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - Bolton Securities Corporation (the Company) is located in Bolton, Massachusetts. The Company is a dually registered broker-dealer and investment advisor conducting business on a fully disclosed basis over a network of independent
advisors.   The Company, through its independent financial
advisors, offers investment advice to its investment clients.
The Company is registered with the Securities and Exchange Commission (SEC) and is an introducing broker subject to the rules of the Commodity Futures Trading Commission (CFTC), and is a member of the Financial Industry Regulatory Authority (FINRA), the National Futures Association (NFA), and the Securities Investors Protection Corporation (SIPC).

Basis of Presentation The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (GAAP).

Recognition of Revenue The Company follows the revenue recognition guidance that requires an entity to follow a five step model to (a) identify the contract(s) with a customer,
(b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when (or as) the entity satisfies the performance obligation.

Revenues are recognized in accordance with the accounting guidance when persuasive evidence of an arrangement exists, the performance obligation has been met, the fee is fixed or determinable, and collection is reasonably assured.

Significant Judgments - The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of the Companys progress under the contract; and whether constraints on variable consideration should be applied due to uncertain future events.





NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -
(Continued)

Fee-based revenues - Fee-based revenues primarily consist of portfolio service fees that are derived from accounts that charge an annual fee based on net asset value (generally billed quarterly in advance based on prior quarter asset values and recognized over the quarterly period).

Receivables - The Company reviews the receivables for collectability on a regular basis. The allowance for doubtful accounts reflects managements best estimate of probable losses determined principally on the basis of historical experience. The allowance for doubtful accounts was $0 at December 31, 2022.

Cash Equivalents - For purposes of the Statement of Cash Flows, the Company has defined cash equivalents as highly liquid investments, with original maturities of less than three months that are not held for sale in the ordinary course of business.

Concentrations of Credit Risk - The Company is engaged in various brokerage activities in which the counterparties primarily include broker/dealers, banks, other financial institutions and the Companys own customers. In the event the counterparties do not fulfill their obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. It is the Companys policy to review, as necessary, the credit standing of each counterparty.

In addition, most of the Companys cash is on deposit at two financial institutions and the balance at times may exceed the federally insured limit. The Company believes it is not exposed to any significant credit risk to cash.

Leases -   On January 1, 2019, the Company adopted ASU 2016-02
Leases  (Topic 842).   ASU 2016-02 requires the recognition of
lease assets and lease liabilities on the balance sheet related to the rights and obligations created by lease agreements, including those leases classified as operating leases under previous GAAP, along with the disclosure of key information
about leasing arrangements.   ASU 2016-02 is effective for
fiscal years beginning after December 15, 2018. The Company has elected not to recognize leases with terms of 12 months or less, unless there is reasonable expectation the agreement will be renewed.




NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -
(Continued)

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts
of revenues and expenses during the reporting period.   Actual
results could differ from those estimates.


NOTE 2 - NET CAPITAL REQUIREMENTS

As a registered broker/dealer and member of FINRA, the Company is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net
capital, both as defined, shall not exceed 1500%.   At December
31, 2022, the Company?s net capital and required net capital were $937,286 and $50,000, respectively. The ratio of aggregate indebtedness to net capital was 50%.


NOTE 3 - RELATED PARTIES

The Company pays monthly management fees to Bolton Capital Group, Inc. (BCG), a related entity through common ownership, under a management contract. The fees provide compensation for supervisory responsibilities, and for any operational and overhead expenses incurred in connection with the Companys broker/dealer business. During 2022, supervisory and overhead costs incurred under this arrangement totaled $3,729,199, of which $357,621 was payable at December 31, 2022.

The Company records fee-based revenue and the related commission expense via a book entry with Bolton Global Capital, Inc. (BGC), a related broker-dealer indirectly owned by the sole stockholder of the Company. At December 31, 2022, the Company recorded $32,555,117 of fee-based revenue and $28,811,694 of commission expense from BGC. As of December 31, 2022, the Company was owed $6,101 from BGC.

The Company subleases office space from BGC for a monthly fee of $40,000. The agreement shall renew automatically on an annual basis unless terminated by mutual agreement by both parties.
For the year ended December 31, 2022, the Company paid $480,000 for this sublease, which is included in occupancy on the Statement of Operations (See note 8).





NOTE 4 - INCOME TAXES

The Company is taxed as a C Corporation status for income tax purposes. The provision for income tax in the Statement of Operations consists of federal tax recovery and state tax expense in the amounts of $5,261 and $22,977, respectively. The Company paid taxes of $317,626, with $19,251 accrued and $114,6561 as prepaid on the Statement of Financial Condition. The Company has no deferred tax assets or liabilities as of December 31, 2022.

The Company accounts for any potential interest or penalties related to possible future liabilities for unrecognized income
tax benefits as other expense.   The Company is no longer
subject to examination by tax authorities for federal, state or local income taxes for periods before 2019.


NOTE 5  BUSINESS CONCENTRATIONS

The Company had approximately 70 registered investment advisor affiliations during 2022. One of those advisors was responsible for approximately 15% of the Companys revenue volume during the year ending December 31, 2022.


NOTE 6 - OFF-BALANCE SHEET RISK AND CLEARING AGREEMENTS

In order to facilitate securities transactions, the Company has an agreement with a broker/dealer (Clearing Broker/dealer). When effective, the Company will forward (introduce) customer securities transactions to the Clearing Broker/dealer, fully disclosing the customer name and other information. The processing and, if applicable, any financing pertaining to the introduced transactions would be performed by the Clearing Broker/dealer. The customers accounts would be maintained and recorded in the books and records of the Clearing Broker/dealer on the Companys behalf.


NOTE 7  REVENUE FROM CONTRACTS WITH CUSTOMERS

In regard to ASC Topic 606, revenue has been disaggregated on the Statement of Operations. No further disaggregation is warranted for the year ended December 31, 2022.




NOTE 8 - LEASE COMMITMENT


The Company leases office space from a related party on an annual basis. The lease automatically renews unless terminated by both parties (See Note 3).


NOTE 9  CONTINGENCIES

During 2022, the Company was involved in various claims and lawsuits, arising in the normal course of business.
Management believes that any financial responsibilities that may be incurred in the ultimate resolution of these matters will not have a material adverse effect on the Companys financial position or results of operations.


NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events for potential recognition and/or disclosure through the date the financial statements were issued, noting none.




























SUPPLEMENTAL INFORMATION


























NOTE: The Company is exempt from the provisions of SEC Rule 15c3-3 under the Securities Exchange Act of 1934 as the Companys activities are limited to those set forth in the conditions for exemption appearing in paragraph (k)(2)(ii) of Rule 15c3-3




BOLTON SECURITIES CORPORATION

SCHEDULE I - COMPUTATION OF NET CAPITAL AND AGGREGATE
INDEBTEDNESS PER UNIFORM NET CAPITAL RULE 15c3-1

DECEMBER 31, 2022




COMPUTATION OF NET CAPITAL
Total stockholders equity				$ 1,089,255
Deductions:

Nonallowable assets					125,046
Haircuts						26,923

NET CAPITAL                             		$  937,286



COMPUTATION OF BASIC NET CAPITAL REQUIREMENT Minimum net capital requirement (6 2/3%
of total aggregate indebtedness)           	$   30,933

Minimum dollar net capital requirement          $   50,000

Net capital requirement                         $   50,000

EXCESS NET CAPITAL                     		$  887,286




TOTAL AGGREGATE INDEBTEDNESS                         $  463,995



Percentage of Aggregate Indebtedness to
Net Capital                                              50%




NOTE:   There are no material differences between the
computations above and the computations included in the Companys corresponding unaudited Form X-17A-5 Part IIA filing.





See accompanying Report of Independent Registered Public
Accounting Firm.




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors
Bolton Securities Corporation

We have reviewed managements statements, included in the accompanying exemption report, in which (1) Bolton Securities Corporation identified the following provisions of 17 C.F.R.
section 15c3-3(k) under which Bolton Securities Corporation claims an exemption from 17 C.F.R. section 240.15c3-3(k)(2)(ii) (the exemption provisions) and (2) Bolton Securities
Corporation stated that Bolton Securities Corporation met the identified exemption provisions throughout the most recent fiscal year ended December 31, 2022 without exception. Bolton
Securities Corporations management is responsible for compliance with the exemption provisions and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about Bolton Securities Corporations compliance with the exemption provisions. A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on managements statements.
Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to managements statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph
(k)(2)(ii) of Rule 15c3-3 under the Securities Exchange Act of
1934.


Frankfort, Illinois
March 7, 2023




























Phone:708.489.1680 Fax:847.750.0490 I dscpagroup.com
20646 Abbey Woods Ct N, Suite 201 I Frankfort, IL 60423




EXEMPTION  REPORT
SEC  Rule  17a-5(d)(4)



March 07, 2023



The information below is designed to meet the Exemption Report criteria pursuant to SEC Rule 17a-5(d)(4):

Bolton Securities Corporation is a broker/dealer registered with the SEC and FINRA.


Bolton Securities Corporation claimed an exemption under paragraph (k)(2)(ii) of Rule 15c3-3 for the year ended December 31, 2022.

Bolton Securities  Corporation   is  exempt  from the
provisions or Rule 15c3-3 because it meets conditions set forth in paragraph (k)(2)(ii) of the rule, of which, the identity of the specific conditions are as follows:


The provisions of the Customer Protection Rule shall not be applicable to a broker or dealer who, as an introducing broker or dealer, clears all transactions with and for customers on a fully disclosed basis with a clearing
broker  or dealer,  and  who  promptly   transmits  all
customer funds and securities to the clearing broker or dealer which carries all of the accounts of such customers and maintains and preserves such books and records pertaining thereto pursuant to the requirements of Rule 17a-3 and rule l7a-4, as are customarily made and kept by a clearing broker or dealer.

Bolton Securities Corporation has met the identified exemption provisions in paragraph (k)(2)(ii) of Rule 15c3-3 throughout the year ended December 31, 2022 without exception.


Bolton Securities Corporation has not recorded any exceptions to the exemption provision in paragraph (k)(2)(ii) of Rule l5c3-3 for the year ended December 31, 2022.

The above statements are true and correct to the best of my and the Firm's knowledge.


BOLTON SECURITIES
579 Main Street,  Bolton, MA 01740     978-779-6947
Boltonsecurities.com